Balance Sheet Components - Schedule of Accruals and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components [Abstract]
Compensation		$ 7,933	$ 6,743
Clinical trials		4,746	4,021
Professional service		2,732	2,272
Nonrecurring milestone payment		1,000	1,000
Manufacturing and quality control		1,798	260
Property and equipment (including construction in progress)		221	111
Other current liabilities		206	541
Total accruals and other current liabilities	$ 16,178	18,636	14,948
Bonus accruals		$ 5,500	$ 5,300